Additional financial information - Operating activities and investing activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net change in non-cash operating working capital
Accounts receivable	$ 18	$ 3	$ (26)
Due from and to affiliated companies, net	96	86	17
Prepaid expenses	(8)	0	6
Other long-term assets	(1)	2	6
Accounts payable and accrued liabilities	42	(45)	(27)
Income and other taxes receivable and payable, net	1	(2)	(1)
Provisions	7	2	0
Other long-term liabilities	11	(3)	(1)
Net change in non-cash operating working capital	166	43	(26)
Capital asset additions
Property, plant and equipment, excluding right-of-use assets	(72)	(79)	(92)
Intangible assets	(32)	(14)	(12)
Total	(104)	(93)	(104)
Change in associated non-cash investing working capital	(1)	4	(1)
Cash payments for capital assets and software	$ (105)	$ (89)	$ (105)